CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parentheticals) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement And Comprehensive Income Statement Parentheticals [Abstract]
Tax expense/(benefit) on net unrealized holding gains (losses)	€ 104	€ 91	€ 27
Tax expense/(benefit) on reclassification adjustment for net (gains)/losses included in net income	(18)	(26)	(4)
Tax benefit on reclassification adjustment for impairment of available-for-sale securities	0	2	10
Tax expense/(benefit) on pension (liability)/asset	1	(3)	6
Tax expense on reclassification due to disposal of subsidiaries	€ 0	€ 23	€ 0